CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 3,549,367		$ 155,267,098		$ 54,085,685
Restricted cash	414,536		429,372		30,289,400
Inventory	37,834,884		16,807,013
Prepaid expenses and other current assets	25,759,754		24,955,223		1,958,759
Accounts receivable			671,750
TOTAL CURRENT ASSETS	67,558,541		198,130,456		86,333,844
Property, plant, and equipment, net	83,254,664		82,032,785		14,803,716
Intangible assets, net	27,939,106		104,235,249		93,947,018
Deposit on ELMS assets purchase					5,500,000
Right-of-use assets	11,787,983		5,249,417		4,597,052
Related party receivable			2,250,489		1,232,387
Goodwill, net	(0)		28,846,832		92,834,832
Other non-current assets	1,789,472		960,502		3,345,631
TOTAL ASSETS	192,329,766		421,705,730		302,594,479
CURRENT LIABILITIES
Accounts payable	29,247,841		13,175,504		6,109,425
Accrued expenses and other current liabilities			41,201,929		7,185,881
Dividends payable			401,859		7,762,255
Accrued expenses and other current liabilities	43,378,664		41,610,788
Warrant liabilities	25,778,961
Series E Preferred Stock (76,950 authorized, 76,923 shares issued and outstanding with redemption value of $41 per share)	8,605,241
ELOC commitment fee liability	6,000,000
Derivative liabilities	3,751,217		64,863,309		84,799,179
Liability to issue shares	4,416,255		9,935,950		10,710,000
Lease liabilities, current portion	2,226,906		2,134,494		1,428,474
Notes payable, current portion	2,732,390		7,461,492		3,856,497
Refundable deposits	421,772		429,372		289,000
Other current liabilities			7,000		90,372
TOTAL CURRENT LIABILITIES	126,559,247		139,610,909		122,231,083
Notes payable, net of current portion					5,164,552
Liability to issue shares, net of current portion	437,358		1,827,889
Lease liabilities, net of current portion	12,338,011		3,566,922		3,359,354
Deferred tax liability			3,891,900		14,882,782
TOTAL LIABILITIES	139,334,616		148,897,620		145,637,771
STOCKHOLDERS’ EQUITY
Common stock; $0.001 par value; 5,000,000,000 and 1,750,000,000 shares authorized at September 30, 2023 and September 30, 2022, respectively; 2,871,707 and 37,043 shares issued and outstanding at September 30, 2023 and 2022 respectively ()	16,059	[1]	2,872	[1],[2]	37	[2]
Additional paid-in capital ()	2,178,269,431	[1]	2,071,110,126	[1],[2]	948,598,587	[2]
Accumulated deficit	(2,143,349,712)		(1,862,162,037)		(889,907,455)
TOTAL STOCKHOLDERS’ EQUITY ATTRIBUTABLE TO THE COMPANY’S STOCKHOLDERS	34,936,142		208,952,537		58,696,890
Noncontrolling interest	18,059,008		63,855,573		98,259,819
TOTAL STOCKHOLDERS’ EQUITY	52,995,150		272,808,110	[3]	156,956,709	[4]
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	192,329,766		421,705,730		302,594,479
Series D Preferred Stock [Member]
CURRENT LIABILITIES
Dividends payable	500,000		400,000
STOCKHOLDERS’ EQUITY
Preferred stock; $0.001 par value; 500,000,000 preferred shares authorized;	363		363		4,359
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock; $0.001 par value; 500,000,000 preferred shares authorized;			1,212		1,360
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock; $0.001 par value; 500,000,000 preferred shares authorized;	$ 1		$ 1		$ 2

[1]	Adjusted retroactively for reverse stock splits, see Note 1 - Description of Business and Basis of Presentation
[2]	Adjusted retroactively for reverse stock splits, see Note 1
[3]	Adjusted retroactively for reverse stock splits, see Note 1 - Description of Business and Basis of Presentation
[4]	Adjusted retroactively for reverse stock splits, see Note 1 - Description of Business and Basis of Presentation